DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments - GBP (£) £ in Millions		Dec. 31, 2018		Dec. 31, 2017
The Group [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		£ 2,920,059
Fair value assets		11,293	[1]	£ 23,792	[2]
Fair value liabilities		10,911		24,699	[2]
The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,203,629
Fair value assets		9,810
Fair value liabilities		9,804
The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		716,430
Fair value assets		1,483
Fair value liabilities		1,107
The Group [member] | Previously stated [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				3,613,876
Fair value assets	[3]			24,152
Fair value liabilities				24,699
The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				2,868,144
Fair value assets				22,252
Fair value liabilities				22,835
The Group [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				745,732
Fair value assets				1,900
Fair value liabilities				1,864
The Bank [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		3,102,660
Fair value assets		15,431	[2]	26,764
Fair value liabilities		14,546	[2]	28,267
The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,802,388
Fair value assets		14,999
Fair value liabilities		13,231
The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		300,272
Fair value assets		432
Fair value liabilities		1,315
The Bank [member] | Previously stated [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				3,793,360
Fair value assets				26,764
Fair value liabilities				28,267
The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				3,529,744
Fair value assets				25,990
Fair value liabilities				26,188
The Bank [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				263,616
Fair value assets				774
Fair value liabilities				2,079
Foreign Exchange Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		183,601
Fair value assets		3,280
Fair value liabilities		2,175
Foreign Exchange Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				267,183
Fair value assets				4,995
Fair value liabilities				4,909
Foreign Exchange Contract [Member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		211,852
Fair value assets		3,640
Fair value liabilities		2,838
Foreign Exchange Contract [Member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				298,230
Fair value assets				5,398
Fair value liabilities				5,398
Interest Rate Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,015,135
Fair value assets		6,439
Fair value liabilities		7,217
Interest Rate Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				2,591,182
Fair value assets				16,484
Fair value liabilities				16,857
Credit Derivatives [member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		3,330
Fair value assets		22
Fair value liabilities		31
Credit Derivatives [member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				4,264
Fair value assets				77
Fair value liabilities				416
Equity And Other Contracts [member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		1,563
Fair value assets		69
Fair value liabilities		381
Equity And Other Contracts [member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				5,515
Fair value assets				696
Fair value liabilities				653
Fair value hedges [member] | The Group [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		150,971		114,045
Fair value hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		151,461
Fair value assets		950
Fair value liabilities		216
Fair value hedges [member] | The Group [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				115,372
Fair value assets				1,183
Fair value liabilities				695
Fair value hedges [member] | The Bank [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		153,223		120,076
Fair value hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		153,713
Fair value assets		388
Fair value liabilities		1,285
Fair value hedges [member] | The Bank [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				121,403
Fair value assets				731
Fair value liabilities				2,046
Cash flow hedges [member] | The Group [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		556,945		549,099
Cash flow hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		564,969
Fair value assets		533
Fair value liabilities		891
Cash flow hedges [member] | The Group [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				630,360
Fair value assets				717
Fair value liabilities				1,169
Cash flow hedges [member] | The Bank [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		146,018		127,228
Cash flow hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		146,559
Fair value assets		44
Fair value liabilities		30
Cash flow hedges [member] | The Bank [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				142,213
Fair value assets				43
Fair value liabilities				33
Spots, Forwards, and Futures [member] | Foreign Exchange Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		22,422
Fair value assets		797
Fair value liabilities		710
Spots, Forwards, and Futures [member] | Foreign Exchange Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				25,736
Fair value assets				1,001
Fair value liabilities				751
Spots, Forwards, and Futures [member] | Foreign Exchange Contract [Member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		19,965
Fair value assets		573
Fair value liabilities		706
Spots, Forwards, and Futures [member] | Foreign Exchange Contract [Member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				28,399
Fair value assets				916
Fair value liabilities				809
Currency swap contract [member] | Foreign Exchange Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		155,993
Fair value assets		2,419
Fair value liabilities		1,401
Currency swap contract [member] | Foreign Exchange Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				226,572
Fair value assets				3,414
Fair value liabilities				3,531
Currency swap contract [member] | Foreign Exchange Contract [Member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		186,701
Fair value assets		3,003
Fair value liabilities		2,068
Currency swap contract [member] | Foreign Exchange Contract [Member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				255,181
Fair value assets				3,908
Fair value liabilities				3,964
Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		490
Fair value assets		3
Fair value liabilities		29
Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				1,327
Fair value assets				19
Fair value liabilities				38
Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		490
Fair value assets		3
Fair value liabilities		29
Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				1,327
Fair value assets				19
Fair value liabilities				38
Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		8,024
Fair value assets		175
Fair value liabilities		47
Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				7,310
Fair value assets				120
Fair value liabilities				114
Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		541
Fair value assets		15
Fair value liabilities		1
Purchased call options [member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		8,224
Fair value assets		125
Purchased call options [member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				30,496
Fair value assets				1,827
Purchased call options [member] | Foreign Exchange Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,596
Fair value assets		64
Purchased call options [member] | Foreign Exchange Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				8,191
Fair value assets				580
Purchased call options [member] | Foreign Exchange Contract [Member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,596
Fair value assets		64
Purchased call options [member] | Foreign Exchange Contract [Member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				8,090
Fair value assets				574
Purchased call options [member] | Interest Rate Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		7,982
Fair value assets		124
Purchased call options [member] | Interest Rate Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				30,943
Fair value assets				1,912
Written put options [member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		6,856
Fair value liabilities		152
Written put options [member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				31,952
Fair value assets				11
Fair value liabilities				2,245
Written put options [member] | Foreign Exchange Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,590
Fair value liabilities		64
Written put options [member] | Foreign Exchange Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				6,684
Fair value liabilities				627
Written put options [member] | Foreign Exchange Contract [Member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,590
Fair value liabilities		64
Written put options [member] | Foreign Exchange Contract [Member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				6,560
Fair value liabilities				625
Written put options [member] | Interest Rate Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		6,847
Fair value liabilities		141
Written put options [member] | Interest Rate Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				32,817
Fair value liabilities				2,378
Interest rate swap contract [member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,463,556
Fair value assets		11,062
Fair value liabilities		10,123
Interest rate swap contract [member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				2,822,741
Fair value assets				18,294
Fair value liabilities				17,787
Interest rate swap contract [member] | Interest Rate Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		1,903,166
Fair value assets		6,311
Fair value liabilities		7,071
Interest rate swap contract [member] | Interest Rate Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				2,254,135
Fair value assets				14,566
Fair value liabilities				14,476
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		150,971
Fair value assets		947
Fair value liabilities		187
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				114,045
Fair value assets				1,164
Fair value liabilities				657
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		146,018
Fair value assets		29
Fair value liabilities		29
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				127,228
Fair value assets				43
Fair value liabilities				33
Forward Rate Agreements [member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		103,654
Fair value assets		5
Fair value liabilities		6
Forward Rate Agreements [member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				242,787
Fair value assets				6
Fair value liabilities				2
Forward Rate Agreements [member] | Interest Rate Contract [Member] | The Group [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		97,140
Fair value assets		4
Fair value liabilities		5
Forward Rate Agreements [member] | Interest Rate Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				239,797
Fair value assets				5
Fair value liabilities				1
Futures contract [member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				92,196
Fair value assets				1
Fair value liabilities				2
Futures contract [member] | Interest Rate Contract [Member] | The Group [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				33,490
Fair value assets				1
Fair value liabilities				2
Futures contract [member] | Cash flow hedges [member] | The Group [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				73,951
Futures contract [member] | Cash flow hedges [member] | The Bank [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				14,985
Interest Rate Swap [Member] | Fair value hedges [member] | The Bank [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		153,223
Fair value assets		385
Fair value liabilities		1,256
Interest Rate Swap [Member] | Fair value hedges [member] | The Bank [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				120,076
Fair value assets				712
Fair value liabilities				2,008
Interest Rate Swap [Member] | Cash flow hedges [member] | The Group [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		556,945
Fair value assets		358
Fair value liabilities		844
Interest Rate Swap [Member] | Cash flow hedges [member] | The Group [member] | Previously stated [member] | Hedging instruments [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				549,099
Fair value assets				597
Fair value liabilities				1,055
Interest Rate Contract [Member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		2,582,290
Fair value assets		11,192
Fair value liabilities		10,281
Interest Rate Contract [Member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				3,220,172
Fair value assets				20,139
Fair value liabilities				20,036
Credit Derivatives [member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		6,775
Fair value assets		99
Fair value liabilities		55
Credit Derivatives [member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				5,801
Fair value assets				118
Fair value liabilities				443
Equity And Other Contracts [member] | The Bank [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount		1,471
Fair value assets		68
Fair value liabilities		£ 57
Equity And Other Contracts [member] | The Bank [member] | Previously stated [member] | Trading and other exchange rate contracts [member]
Derivatives, Fair Value [Line Items]
Contract/notional amount				5,541
Fair value assets				335
Fair value liabilities				£ 311

[1]	Credit ratings equal to or better than 'BBB'.
[2]	See note 50.
[3]	Other comprises sub-investment grade (2018: 1,282 million for the Group and 488 million for the Bank; 2017: 1,878 million for the Group and 623 million for the Bank) and not rated (2018: 54 million for the Group and 52 million for the Bank; 2017: 95 million for the Group and 93 million for the Bank).